Related Party Transactions	1 Months Ended
Feb. 28, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 – Related Party Transactions

Related parties with whom the Company had transactions are:

Related Parties	Relationship

Washington Capital Advisors LLC	An entity owned and controlled by the president and chief executive officer of the Company

Notes Payable – Officer/Stockholder

On January 17, 2014 and February 10, 2014, Washington Capital Advisors LLC, provided $20,000 and $2,500 loans, respectively, to the Company for working capital purposes. The loans bear interest at 1.5% per annum and are due on demand.

Revenue

One hundred percent (100%) of the Company’s revenue comes from the management of two properties under management services contracts. These properties are owned, in part, by the Chief Executive Officer and Chief Financial Officer of the Company.

Office Space

The Company sublets an approximate 250 square foot office space in Marshall, Virginia, which serves as its principal executive offices. The sublease is on a month-to-month basis for $350 per month. The sublease is with Washington Capital Advisors, a company controlled by C. Thomas McMillen, the Company’s Chairman, President and Chief Executive Officer.

Rent expense related to its office space for the period from January 23, 2014 (inception) through February 28, 2014 was $350.